SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities

In accordance with U.S. GAAP regarding “Consolidation of Variable Interest Entities (VIE)”, the Company identifies entities for which control is achieved through means other than through voting rights, and determines when and which business enterprise, if any, should consolidate the VIE. The Company evaluated its participating interest in XinYiXun and concluded it is the primary beneficiary of XinYiXun, a VIE. On May 8, 2021, XinYiXun incorporated a wholly owned subsidiary named Guangzhou YouManFen Education Technology Co., Ltd. (“YMF”) in China. The principal activity of YMF is the provision of private tutoring. Subsequently in December 2021, YMF changed its name to Guangzhou YouManFen Information Technology Co., Ltd. The Company consolidated XinYiXun, YMF, and all significant intercompany transactions and balances have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates in amounts than may be material to the consolidated financial statements. Management believes that these estimates and assumptions used are reasonable. These estimates are reviewed periodically and as adjustments become necessary, they are reported in earnings in the period in which they become known. Estimates were used in determining the amounts of accrued liabilities, useful lives of property and equipment, stock based compensation, and valuation allowances.

Foreign Currency Translation

Foreign Currency Translation

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the statements of operations and comprehensive loss.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “ Translation of Financial Statement”. The Company maintains the books and records of AlphaRx Canada Ltd. in Canadian dollars, and the books and records of Alpha Life Sciences Ltd. and AlphaRx International Holdings Ltd. in Hong Kong dollars, their respective functional currencies. The records of these companies are converted to US dollars, the reporting currency. The translation method used is the current rate method. Under the current rate method all assets and liabilities are translated at the current rate, stockholders’ equity accounts are translated at historical rates and revenues and expenses are translated at average rates for the year. Cumulative net translation adjustments are included as a separate component of stockholders’ deficit.

	September 30, 2021	September 30, 2020	September 30, 2019
Year-end CAD: USD exchange rate	0.7884	0.7483	0.7753
Annual average CAD: USD exchange rate	0.7786	0.7435	0.7536
Year-end RMB: USD exchange rate	0.1551	0.1470	0.1401
Annual average RMB: USD exchange rate	0.1557	0.1427	0.1455
Year-end HKD: USD exchange rate	0.1284	0.1290	0.1276
Annual average HKD: USD exchange rate	0.1288	0.1286	0.1276

Comprehensive income

Comprehensive income

ASC Topic 220, “Comprehensive Income”, establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income, as presented in the accompanying consolidated statements of changes in stockholders’ equity, consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit.

Earnings or Loss Per Share

Earnings or Loss Per Share

The Company calculates net loss per share in accordance with ASC Topic 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus Common stock equivalents (if dilutive) related to stock options and warrants for each year.

The following table presents securities that could potentially dilute basic loss per share in the future. For all periods presented, the potentially dilutive securities were not included in the computation of diluted loss per share because these securities would have been antidilutive for the years ended September 30:

	2021	2020	2019
Stock options	10,300,000	10,300,000	10,300,000
Common stock warrants	-	-	-
Total	10,300,000	10,300,000	10,300,000

Cash

Cash

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased.

As of September 30, 2021 and 2020, the Company had cash in the amount of $7,820 and $16,890, respectively.
Income Taxes

Income Taxes

The Company adopted the ASC 740 Income tax provisions of paragraph 740-10-25-13, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements. The Company accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to the years in which those temporary differences are expected to be reversed or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as non-current amounts.

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statement or tax returns. Deferred income taxes are provided using the liability method. Under the liability method, deferred income taxes are recognized for all significant temporary differences between the tax and financial statement bases of assets and liabilities. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustments to tax expense in the period of enactment. Deferred tax assets may be reduced, if deemed necessary based on a judgmental assessment of available evidence, by a valuation allowance for the amount of any tax benefits which are more likely, based on current circumstances, not expected to be realized.

Property and Equipment

Property and Equipment

The Company management review the carrying values of long-lived assets whenever events and circumstances, such as a significant decline in the asset’s market value, obsolescence or physical damage affecting the asset, significant adverse changes in the assets use, deterioration in the expected level of the assets performance, cash flows for maintaining the asset are higher than forecast, indicate that the net book value of an asset may not be recovered through expected future cash flows from its use and eventual disposition. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

There was no impairment charge recognized for long-lived assets for the years ended September 30, 2021, 2020, and 2019.

Property and equipment are stated at cost less accumulated depreciations and impairment. Depreciation is provided on the straight-line basis over the estimated useful lives of property and equipment. The principal useful lives and residual value are as follows:

Furniture and Fixtures	5 – 7 years
Machinery and Equipment	3 – 7 years
Leasehold Improvement	6 years

The Company capitalizes expenditures that materially increase assets’ lives and expenses ordinary repairs and maintenance to operations as incurred. When assets are sold or disposed or otherwise fully depreciated, the cost and related accumulated depreciation is removed from the accounts and any gain or loss is included in the statement of income and retained earnings.

Impairment of long-lived assets

Impairment of long-lived assets

In accordance with the provisions of ASC Topic 360, “Impairment or Disposal of Long-Lived Assets”, all long-lived assets such as plant and equipment, as well as intangible assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. There has been no impairment charge for the years presented.

Related Parties	Related Parties The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Revenue Recognition

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“Topic 606”). This standard replaces existing revenue recognition rules with a comprehensive revenue measurement and recognition standard and expanded disclosure requirements. The Company adopted the new standard as of October 1, 2017 using the full retrospective method which requires the Group to present its financial statements for all periods as if Topic 606 had been applied to all prior periods.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured. The Company’s revenue is reported net of discount, value added tax and related surcharges.

The Company generates substantially all of its revenues through UMFun app. The Company’s revenue is reported net of discounts, value added tax and surcharges. During the years ended September 30, 2021, 2020, and 2019 the Company recognized revenue in the amount of $2,832, $4 and $113 respectively.

Stock Based Compensation

Stock-Based Compensation

The Company applies ASC 718, Compensation-Stock Compensation, in connection with its share-based compensation. In accordance with ASC 718, all grants of share options and restricted share units are recognized in the consolidated financial statements based on their grant date fair values.

The Company recognizes compensation cost for third party and employee services rendered in exchange for an equity instrument award based on the fair value of the award on the date of grant. The Company uses the Black-Sholes option-pricing model in determining the fair value of options and warrants. In determining the expected volatility, the Company bases this assumption on the historical volatilities of the Company’s common stock over the expected life of the stock acquisition rights.

Commitments and Contingencies

Commitments and Contingencies

The Company follows the ASC 450-20, Commitments to report accounting for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and has adopted paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by paragraph 820-10-35-37 of the FASB Accounting Standards Codification are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, approximate their fair values because of the short maturity of these instruments.

Recent Issued Accounting Pronouncement

Recent Issued Accounting Pronouncement

On October 1, 2017, the Company adopted Revenue from Contracts with Customers (“Topic 606”), applying the modified retrospective method to all contracts that were not completed as of October 1, 2017. Results for reporting periods beginning on October 1, 2017 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior periods.

Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which the Company expects to be entitled to in exchange for those goods or services. The Company follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies a performance obligation.

The Company generates substantially all of its revenues through UMFun app, in which revenue is recognized over time. The Company’s revenue is reported net of discounts, value added tax and surcharges. During the years ended September 30, 2021, and 2020 the Company recognized revenue in the amount of $0 and $0 respectively.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. Under the new guidance, lessees will be required to recognize all leases (with the exception of short-term leases) at the commencement date including a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use (ROU) asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. Lessees may not apply a full retrospective transition approach. The Company adopted the new standard on October 1, 2017. The new standard did not have a material effect on the Company’s consolidated financial statements as the Company does not have any leases that meet the requirements for recognition.